Debt - Summary of Outstanding Short Term Debt (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Long-term debt, current portion term	3 years	3 years	3 years
Long-term debt, current portion	¥ 5,574	$ 865	¥ 7,837
Total	¥ 140,574	$ 21,817	¥ 73,837
Minimum
Short-term Debt [Line Items]
Long-term debt, current portion annual interest rates	8.45%	8.45%	8.45%
Maximum
Short-term Debt [Line Items]
Long-term debt, current portion annual interest rates	14.86%	14.86%	14.86%
East West Bank at the rate 4.75 - 5.50% [Member]
Short-term Debt [Line Items]
Short-term loans term	1 year
Short-term loan	¥ 65,000	$ 10,088	¥ 35,000
East West Bank at the rate 4.75 - 5.50% [Member] | Minimum
Short-term Debt [Line Items]
Short-term loan annual interest rates	4.75%	4.75%
East West Bank at the rate 4.75 - 5.50% [Member] | Maximum
Short-term Debt [Line Items]
Short-term loan annual interest rates	5.50%	5.50%
SPD Silicon Valley Bank at the rate 4.85% - 6.00% [Member]
Short-term Debt [Line Items]
Short-term loans term	1 year
Short-term loan	¥ 70,000	$ 10,864	30,000
SPD Silicon Valley Bank at the rate 4.85% - 6.00% [Member] | Minimum
Short-term Debt [Line Items]
Short-term loan annual interest rates	4.85%	4.85%
SPD Silicon Valley Bank at the rate 4.85% - 6.00% [Member] | Maximum
Short-term Debt [Line Items]
Short-term loan annual interest rates	6.00%	6.00%
Agricultural Bank of China
Short-term Debt [Line Items]
Short-term loan annual interest rates	4.85%	4.85%
Short-term loans term	1 year
Short-term loan			¥ 1,000